CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($)	Preferred Shares [Member] Series B Preferred Shares [Member]	Common Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Due from Stockholder [Member]	Former Parent Company Investment [Member]	(Accumulated Deficit)/Retained Earnings [Member]	Total	Series A Preferred Shares [Member]
Beginning balance at Jan. 12, 2021	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jan. 12, 2021	0	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	$ 0	$ 0	0	$ 0	0	(1,430,391)	0	(1,430,391)
Comprehensive income/(loss)	0	0	0	0	0	(1,430,391)	0	(1,430,391)
Net increase (decrease) in Former Parent Company investment	0	0	0	0	0	105,461,561	0	105,461,561
Dividend on Series A preferred shares (Note 8)								0
Deemed dividend on Series A preferred shares (Note 8)								0
Ending balance at Dec. 31, 2021	$ 0	$ 0	0	$ 0	0	104,031,170	0	104,031,170
Ending balance (in shares) at Dec. 31, 2021	0	0		0
Beginning balance (in shares) at Jan. 12, 2021									0
Beginning balance at Jan. 12, 2021									$ 0
Ending balance at Dec. 31, 2021									$ 0
Ending balance (in shares) at Dec. 31, 2021									0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	$ 0	$ 0	0	$ 0	0	49,926,415	(32)	49,926,383
Comprehensive income/(loss)	0	0	0	0	0	49,926,415	(32)	49,926,383
Net increase (decrease) in Former Parent Company investment	0	0	0	0	0	(13,460,673)	0	(13,460,673)
Issuance of common shares pursuant to private placement (Note 3 and 7)	$ 0	$ 1	0	$ 0	(1)	0	0	0
Issuance of common shares pursuant to private placement (Note 3 and 7) (in shares)	0	1,000		0
Dividend on Series A preferred shares (Note 8)								0
Deemed dividend on Series A preferred shares (Note 8)								0
Ending balance at Dec. 31, 2022	$ 0	$ 1	0	$ 0	(1)	140,496,912	(32)	140,496,880
Ending balance (in shares) at Dec. 31, 2022	0	1,000		0
Ending balance at Dec. 31, 2022								0	$ 0
Ending balance (in shares) at Dec. 31, 2022									0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	$ 0	$ 0	0	$ 0	0	17,339,332	123,297,661	140,636,993
Comprehensive income/(loss)	0	0	0	0	0	17,339,332	123,297,661	140,636,993
Net increase (decrease) in Former Parent Company investment	0	0	0	0	0	211,982	0	211,982
Cancellation of common shares due to spin off	$ 0	$ (1)	0	$ 0	1	0	0	0
Cancellation of common shares due to spin off (in shares)	0	(1,000)		0
Capitalization at spin off, including issuance of capital and preferred stock, net of costs (Note 8)	$ 40	$ 9,461	38,156,985	$ 0	0	(158,048,226)	0	(119,881,740)
Capitalization at spin off, including issuance of capital and preferred stock, net of costs (Note 8) (in shares)	40,000	9,461,009		0
Issuance of common shares pursuant to private placement (Note 3 and 7)	$ 0	$ 8,500	18,638,736	$ 0	0	0	0	18,647,236
Issuance of common shares pursuant to private placement (Note 3 and 7) (in shares)	0	8,500,000		0
Issuance of restricted stock and compensation cost (Note 11)	$ 0	$ 1,240	1,271,458	$ 0	0	0	0	$ 1,272,698
Issuance of restricted stock and compensation cost (Note 11) (in shares)	0	1,240,000		0				1,240,000
Repurchase of common shares (Note 7)		$ (179)	(822,889)
Repurchase of common shares (Note 7) (in shares)		(179,251)
Repurchase of common shares (Note 7)				$ (223,840)
Repurchase of common shares (Note 7) (in shares)				(43,349)				(43,349)
Repurchase of common shares (Note 7)					0	0	0	$ (1,046,908)
Dividend on Series A preferred shares (Note 8)	$ 0	$ 0	0	$ 0	0	0	(1,166,667)	(1,166,667)
Deemed dividend on Series A preferred shares (Note 8)	0	0	0	0	0	0	(2,429,275)	(2,429,275)
Ending balance at Dec. 31, 2023	$ 40	$ 19,022	$ 57,244,290	$ (223,840)	$ 0	$ 0	$ 119,701,687	176,741,199
Ending balance (in shares) at Dec. 31, 2023	40,000	19,021,758		(43,349)
Increase (Decrease) in Temporary Equity [Roll Forward]
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs									$ 117,172,135
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (in shares)									140,000
Deemed dividend on Series A preferred shares									$ 2,429,275
Ending balance at Dec. 31, 2023								$ 119,601,410	$ 119,601,410
Ending balance (in shares) at Dec. 31, 2023									140,000